Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Jan 22, 2013
Document Effective Date	Jan 22, 2013
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated January 18, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

This supplement replaces the supplement filed on December 14, 2012.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 12-13, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund, to be effective January 21, 2013; and (ii) a change of benchmark index for the Fund, to be effective January 21, 2013.

Change to Principal Investment Strategies

Effective January 21, 2013, the following replaces the first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

Addition of Principal Risks

Effective January 21, 2013, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

****

Change of Benchmark Index

Effective January 21, 2013, the benchmark index for the Fund will be changed to the Russell 3000 Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Effective January 21, 2013, the Russell 3000 Index replaced the Russell 2500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

****

Additionally, the “Average Annual Total Returns” table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Extended MarketPlus Fund – Institutional Class (Inception: 8/24/92)
Russell 3000 Index	1.03%	–0.01%	3.51%	8.25%
Forward Extended MarketPlus Fund – Investor Class (Inception: 6/24/98)
Russell 3000 Index	1.03%	–0.01%	3.51%	3.11%

****

In addition, the “Average Annual Total Returns” table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Russell 3000 Index	1.03%	–0.01%	6.76%

****

Additionally, the “Average Annual Total Returns” table in the Class Z Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	SINCE INCEPTION
Russell 3000 Index	1.03%	16.03%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff8_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 18, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

This supplement replaces the supplement filed on December 14, 2012.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 12-13, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund, to be effective January 21, 2013; and (ii) a change of benchmark index for the Fund, to be effective January 21, 2013.

Change to Principal Investment Strategies

Effective January 21, 2013, the following replaces the first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

Addition of Principal Risks

Effective January 21, 2013, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

****

Change of Benchmark Index

Effective January 21, 2013, the benchmark index for the Fund will be changed to the Russell 3000 Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Effective January 21, 2013, the Russell 3000 Index replaced the Russell 2500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

****

Additionally, the “Average Annual Total Returns” table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Extended MarketPlus Fund – Institutional Class (Inception: 8/24/92)
Russell 3000 Index	1.03%	–0.01%	3.51%	8.25%
Forward Extended MarketPlus Fund – Investor Class (Inception: 6/24/98)
Russell 3000 Index	1.03%	–0.01%	3.51%	3.11%

****

In addition, the “Average Annual Total Returns” table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Russell 3000 Index	1.03%	–0.01%	6.76%

****

Additionally, the “Average Annual Total Returns” table in the Class Z Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	SINCE INCEPTION
Russell 3000 Index	1.03%	16.03%

No Load | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff8_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 18, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

This supplement replaces the supplement filed on December 14, 2012.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 12-13, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund, to be effective January 21, 2013; and (ii) a change of benchmark index for the Fund, to be effective January 21, 2013.

Change to Principal Investment Strategies

Effective January 21, 2013, the following replaces the first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

Addition of Principal Risks

Effective January 21, 2013, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

****

Change of Benchmark Index

Effective January 21, 2013, the benchmark index for the Fund will be changed to the Russell 3000 Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Effective January 21, 2013, the Russell 3000 Index replaced the Russell 2500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

****

Additionally, the “Average Annual Total Returns” table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Extended MarketPlus Fund – Institutional Class (Inception: 8/24/92)
Russell 3000 Index	1.03%	–0.01%	3.51%	8.25%
Forward Extended MarketPlus Fund – Investor Class (Inception: 6/24/98)
Russell 3000 Index	1.03%	–0.01%	3.51%	3.11%

****

Load | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff8_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 18, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

This supplement replaces the supplement filed on December 14, 2012.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 12-13, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund, to be effective January 21, 2013; and (ii) a change of benchmark index for the Fund, to be effective January 21, 2013.

Change to Principal Investment Strategies

Effective January 21, 2013, the following replaces the first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

Addition of Principal Risks

Effective January 21, 2013, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

****

Change of Benchmark Index

Effective January 21, 2013, the benchmark index for the Fund will be changed to the Russell 3000 Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Effective January 21, 2013, the Russell 3000 Index replaced the Russell 2500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

****

In addition, the “Average Annual Total Returns” table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Russell 3000 Index	1.03%	–0.01%	6.76%

****

Class Z Shares | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff8_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 18, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

This supplement replaces the supplement filed on December 14, 2012.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT

STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 12-13, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund, to be effective January 21, 2013; and (ii) a change of benchmark index for the Fund, to be effective January 21, 2013.

Change to Principal Investment Strategies

Effective January 21, 2013, the following replaces the first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

Addition of Principal Risks

Effective January 21, 2013, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

****

Change of Benchmark Index

Effective January 21, 2013, the benchmark index for the Fund will be changed to the Russell 3000 Index. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the No-Load Summary Prospectus, the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Effective January 21, 2013, the Russell 3000 Index replaced the Russell 2500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Russell 3000 Index will be shown.

****

Additionally, the “Average Annual Total Returns” table in the Class Z Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	SINCE INCEPTION
Russell 3000 Index	1.03%	16.03%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 22, 2013